Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued expenses
Accrued expenses consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Research and development	384	—
Payroll and other employee-related expenses	163	698
Professional services	614	563
Other	75	352

Total	$1,236	$1,613

Accrued expenses consisted of the following (in thousands):

	December 31,
	2025	2024	2023
Research and development	$—	$153	$106
Payroll, bonus and other employee-related expenses	698	479	663
Professional services	563	565	314
Other	352	249	78

Total	$1,613	$1,446	$1,161